Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 97.2%
Aerospace & Defense - 0.8%
TransDigm, Inc.
4.88%, 05/01/2029	$ 822,000	$ 770,436
5.50%, 11/15/2027	417,000	413,872
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	462,000	465,410
8.88%, 06/01/2024 (B)	135,000	142,572

		1,792,290

Airlines - 1.0%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A) (B)	1,342,000	1,222,012
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (B)	214,000	215,626
5.75%, 04/20/2029 (B)	188,000	187,295
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	46,867	46,866
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (A)	474,000	472,023
United Airlines Pass-Through Trust
4.63%, 03/03/2024	118,700	119,353

		2,263,175

Auto Components - 2.0%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (B)	462,000	475,282
8.50%, 05/15/2027 (B)	686,000	711,725
Dana, Inc.
4.50%, 02/15/2032	521,000	467,941
5.38%, 11/15/2027	369,000	366,694
5.63%, 06/15/2028	273,000	275,867
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	361,000	351,087
5.00%, 05/31/2026 (A)	412,000	410,970
5.00%, 07/15/2029 (A) (B)	434,000	405,441
9.50%, 05/31/2025	350,000	370,575
Patrick Industries, Inc.
7.50%, 10/15/2027 (B)	761,000	781,927

		4,617,509

Automobiles - 0.3%
Ford Motor Credit Co. LLC
4.95%, 05/28/2027	693,000	705,495

Banks - 1.7%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	482,000	499,610
Fixed until 06/15/2024 (C), 8.00% (D)	285,000	301,103
Citigroup, Inc.
Fixed until 09/12/2024 (C), 5.00% (D)	996,000	986,040
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (B)	200,000	177,145
5.71%, 01/15/2026 (B)	651,000	665,821
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	726,000	699,682
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	419,000	439,937

		3,769,338

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (B)	$ 1,249,000	$ 1,130,470

Biotechnology - 0.3%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (B)	813,000	765,236

Building Products - 0.9%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	136,000	126,650
5.00%, 03/01/2030 (B)	104,000	102,878
6.75%, 06/01/2027 (B)	493,000	511,487
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (B)	159,000	146,953
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	358,000	313,697
4.38%, 07/15/2030 (B)	134,000	123,280
5.00%, 02/15/2027 (B)	609,000	604,244

		1,929,189

Capital Markets - 1.8%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (B) (D)	200,000	185,000
Fixed until 12/18/2024 (C), 6.25% (B) (D)	166,000	167,245
Fixed until 08/21/2026 (C), 6.38% (A) (B) (D)	387,000	381,996
Fixed until 09/12/2025 (C), 7.25% (B) (D)	465,000	470,231
Fixed until 07/17/2023 (C), 7.50% (B) (D)	345,000	350,261
Fixed until 12/11/2023 (C), 7.50% (B) (D)	655,000	677,106
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (D), 01/14/2032	299,000	267,827
Fixed until 10/30/2025 (C), 6.00% (D)	200,000	195,000
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	627,000	595,010
MSCI, Inc.
3.63%, 09/01/2030 (B)	936,000	880,842

		4,170,518

Chemicals - 1.7%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (B)	155,000	144,703
7.50%, 09/30/2029 (B)	316,000	281,006
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (B)	836,000	752,400
Hexion, Inc.
7.88%, 07/15/2027 (A) (B)	333,000	351,215
NOVA Chemicals Corp.
4.88%, 06/01/2024 (B)	590,000	598,850
5.25%, 06/01/2027 (B)	1,112,000	1,113,357
Olin Corp.
5.00%, 02/01/2030	55,000	54,038
5.13%, 09/15/2027	409,000	410,022
5.63%, 08/01/2029	223,000	227,227

		3,932,818

Commercial Services & Supplies - 2.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	622,000	609,560
5.75%, 07/15/2027 (A) (B)	787,000	788,967
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	392,000	372,400
5.00%, 09/01/2030	321,000	304,148

Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp.
4.63%, 02/15/2027 (B)	$ 358,000	$ 342,982
6.00%, 06/01/2029 (B)	485,000	436,975
9.50%, 11/01/2027 (B)	116,000	118,900
Harsco Corp.
5.75%, 07/31/2027 (B)	21,000	20,332
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (B)	417,000	415,958
5.63%, 10/01/2028 (B)	664,000	668,781
5.88%, 10/01/2030 (B)	153,000	153,383
Stericycle, Inc.
3.88%, 01/15/2029 (B)	242,000	225,060
5.38%, 07/15/2024 (B)	562,000	572,790

		5,030,236

Communications Equipment - 1.4%
Avaya, Inc.
6.13%, 09/15/2028 (B)	1,279,000	1,261,311
CommScope Technologies LLC
6.00%, 06/15/2025 (B)	839,000	801,245
CommScope, Inc.
4.75%, 09/01/2029 (B)	619,000	571,028
6.00%, 03/01/2026 (B)	317,000	320,674
8.25%, 03/01/2027 (A) (B)	316,000	307,784

		3,262,042

Construction & Engineering - 0.7%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (E)	313,026	3
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (E)	313,026	1,565
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	584,000	510,470
6.63%, 01/15/2028 (B)	310,000	317,610
Taylor Morrison Communities, Inc.
6.63%, 07/15/2027 (B)	624,000	641,160

		1,470,808

Construction Materials - 0.1%
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (B)	118,000	117,342

Consumer Finance - 1.7%
Altice Financing SA
5.00%, 01/15/2028 (B)	296,000	265,320
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	227,617
3.38%, 11/13/2025	627,000	608,190
4.00%, 11/13/2030	625,000	588,875
4.38%, 08/06/2023	207,000	209,329
4.39%, 01/08/2026	676,000	674,249
Navient Corp.
5.00%, 03/15/2027	153,000	146,298
5.50%, 03/15/2029	210,000	195,825
5.88%, 10/25/2024	963,000	975,037

		3,890,740

Containers & Packaging - 4.4%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (E)	472,000	431,585
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	442,000	401,115
4.00%, 09/01/2029 (B)	548,000	494,680

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ball Corp.
2.88%, 08/15/2030	$ 1,384,000	$ 1,240,818
Canpack SA / Canpack US LLC
3.88%, 11/15/2029 (B)	811,000	709,957
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (B)	52,000	51,838
5.38%, 01/15/2028 (B)	1,122,000	1,120,597
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (B) (F)	343,000	346,859
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,335,000	1,346,681
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (B)	522,000	523,367
7.88%, 07/15/2026 (B)	557,000	576,495
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (B)	1,003,000	937,800
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (B)	316,000	322,837
6.38%, 08/15/2025 (B)	178,000	180,838
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (B)	580,000	537,950
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	428,000	424,790
8.50%, 08/15/2027 (A) (B)	345,000	343,275

		9,991,482

Diversified Consumer Services - 0.3%
WW International, Inc.
4.50%, 04/15/2029 (A) (B)	786,000	636,448

Diversified Financial Services - 3.0%
Avation Capital SA
PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026 (B) (E)	570,998	485,348
Dana Financing SARL
5.75%, 04/15/2025 (B)	909,000	913,545
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.05% (D), 12/21/2065 (B)	1,778,000	1,404,620
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.30% (D), 12/21/2065 (B)	256,000	207,360
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	566,000	542,434
5.25%, 10/01/2025 (B)	511,000	509,084
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (B)	1,017,000	950,159
5.75%, 06/15/2027 (B)	450,000	417,375
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (B)	350,000	326,375
5.50%, 05/15/2029 (B)	1,139,000	1,128,077

		6,884,377

Diversified Telecommunication Services - 4.3%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (B)	215,000	201,025

Transamerica Series Trust	Page 2

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	$ 224,000	$ 215,040
6.00%, 01/15/2030 (A) (B)	565,000	522,625
6.75%, 05/01/2029 (B)	565,000	542,253
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	203,000	206,553
6.63%, 08/01/2026	432,000	446,939
Iliad Holding SASU
6.50%, 10/15/2026 (B)	459,000	460,239
7.00%, 10/15/2028 (B)	534,000	534,790
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (G) (H)	305,000	0
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	418,000	367,840
3.75%, 07/15/2029 (B)	621,000	550,349
4.25%, 07/01/2028 (B)	505,000	463,594
Lumen Technologies, Inc.
4.50%, 01/15/2029 (B)	479,000	411,938
5.13%, 12/15/2026 (B)	620,000	590,996
5.38%, 06/15/2029 (B)	575,000	510,982
7.50%, 04/01/2024	1,208,000	1,271,178
Switch Ltd.
3.75%, 09/15/2028 (B)	452,000	439,256
4.13%, 06/15/2029 (B)	507,000	499,395
Telecom Italia Capital SA
6.00%, 09/30/2034	337,000	316,804
6.38%, 11/15/2033	335,000	322,558
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (B)	921,000	847,532

		9,721,886

Electric Utilities - 1.0%
Elwood Energy LLC
8.16%, 07/05/2026	379,914	383,713
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	193,000	171,560
3.63%, 02/15/2031 (B)	275,000	241,887
3.88%, 02/15/2032 (B)	219,000	192,720
Vistra Operations Co. LLC
4.38%, 05/01/2029 (B)	517,000	488,565
5.00%, 07/31/2027 (B)	771,000	758,518
5.63%, 02/15/2027 (B)	67,000	66,943

		2,303,906

Electronic Equipment, Instruments & Components - 0.2%
Sensata Technologies BV
4.00%, 04/15/2029 (B)	212,000	201,873
Sensata Technologies, Inc.
3.75%, 02/15/2031 (B)	66,000	61,381
4.38%, 02/15/2030 (B)	295,000	283,200

		546,454

Energy Equipment & Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (B)	599,000	590,368
CSI Compressco LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A) (B)	240,000	236,400
7.50%, 04/01/2025 (B)	233,000	229,505
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (B) (E)	758,549	741,482

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	$ 434,000	$ 415,286
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	568,000	570,181

		2,783,222

Entertainment - 0.7%
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (B) (F)	551,000	556,510
Netflix, Inc.
4.88%, 04/15/2028	698,000	732,031
5.38%, 11/15/2029 (B)	159,000	172,117
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (B)	91,000	89,706

		1,550,364

Equity Real Estate Investment Trusts - 3.2%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (B)	836,000	794,200
6.00%, 04/15/2025 (B)	171,000	175,275
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (B)	371,000	347,812
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	183,000	169,002
5.25%, 03/15/2028 (B)	938,000	924,240
iStar, Inc.
4.25%, 08/01/2025	654,000	646,456
5.50%, 02/15/2026	449,000	455,735
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.88%, 02/15/2029 (B) (I)	319,000	313,418
4.63%, 06/15/2025 (B) (I)	167,000	168,253
5.75%, 02/01/2027 (I)	480,000	507,000
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	616,000	572,087
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	293,000	291,535
7.50%, 06/01/2025 (B)	782,000	813,280
SBA Communications Corp.
3.13%, 02/01/2029	662,000	602,168
3.88%, 02/15/2027	425,000	413,941

		7,194,402

Food & Staples Retailing - 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
3.25%, 03/15/2026 (B)	157,000	148,318
3.50%, 03/15/2029 (B)	929,000	840,536
4.63%, 01/15/2027 (B)	394,000	382,180
7.50%, 03/15/2026 (B)	155,000	163,719
Rite Aid Corp.
7.50%, 07/01/2025 (B)	516,000	486,330
8.00%, 11/15/2026 (A) (B)	712,000	658,155

		2,679,238

Food Products - 2.3%
Kraft Heinz Foods Co.
3.88%, 05/15/2027	582,000	592,185
4.88%, 10/01/2049	324,000	341,519

Transamerica Series Trust	Page 3

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kraft Heinz Foods Co. (continued)
5.00%, 07/15/2035 - 06/04/2042	$ 551,000	$ 590,271
6.88%, 01/26/2039	180,000	222,075
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (B)	427,000	373,625
5.88%, 09/30/2027 (B)	908,000	917,666
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	339,000	299,845
4.63%, 04/15/2030 (B)	513,000	461,931
5.50%, 12/15/2029 (B)	1,012,000	973,726
5.63%, 01/15/2028 (B)	413,000	405,386

		5,178,229

Health Care Equipment & Supplies - 0.4%
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029 (B)	886,000	818,443

Health Care Providers & Services - 5.8%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (B)	592,000	584,445
AdaptHealth LLC
4.63%, 08/01/2029 (B)	66,000	59,730
5.13%, 03/01/2030 (A) (B)	146,000	135,598
6.13%, 08/01/2028 (B)	668,000	662,990
Centene Corp.
3.38%, 02/15/2030	76,000	71,440
4.25%, 12/15/2027	207,000	207,776
4.63%, 12/15/2029	187,000	189,244
CHS / Community Health Systems, Inc.
5.25%, 05/15/2030 (B)	503,000	483,403
5.63%, 03/15/2027 (B)	319,000	325,543
6.88%, 04/15/2029 (A) (B)	63,000	61,898
8.00%, 03/15/2026 (B)	1,429,000	1,488,189
DaVita, Inc.
3.75%, 02/15/2031 (B)	943,000	826,304
4.63%, 06/01/2030 (B)	595,000	557,277
Encompass Health Corp.
4.50%, 02/01/2028	311,000	307,476
4.63%, 04/01/2031	60,000	56,162
4.75%, 02/01/2030	218,000	209,280
5.75%, 09/15/2025	778,000	791,646
HCA, Inc.
3.50%, 09/01/2030	599,000	576,376
5.25%, 06/15/2026	245,000	258,856
5.88%, 02/15/2026 - 02/01/2029	1,570,000	1,678,385
Molina Healthcare, Inc.
4.38%, 06/15/2028 (B)	691,000	680,113
Tenet Healthcare Corp.
4.25%, 06/01/2029 (B)	557,000	535,656
4.63%, 06/15/2028 (B)	28,000	27,580
4.88%, 01/01/2026 (B)	617,000	624,453
5.13%, 11/01/2027 (B)	317,000	318,491
6.13%, 10/01/2028 (B)	1,091,000	1,108,729
6.75%, 06/15/2023	369,000	384,690

		13,211,730

Hotels, Restaurants & Leisure - 7.4%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (B)	401,000	379,962
4.00%, 10/15/2030 (B)	625,000	567,153
Boyd Gaming Corp.
4.75%, 12/01/2027	18,000	17,858
4.75%, 06/15/2031 (B)	419,000	403,811
8.63%, 06/01/2025 (B)	86,000	90,331
Boyne USA, Inc.
4.75%, 05/15/2029 (B)	695,000	667,200

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (B)	$ 719,000	$ 674,703
6.25%, 07/01/2025 (B)	287,000	296,620
Carnival Corp.
6.00%, 05/01/2029 (B)	583,000	549,384
7.63%, 03/01/2026 (B)	192,000	193,471
10.50%, 02/01/2026 (B)	272,000	301,580
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	471,000	469,938
5.38%, 05/01/2025 (B)	37,000	37,853
5.75%, 05/01/2028 (B)	69,000	71,387
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (B)	621,000	575,978
5.00%, 06/01/2029 (B)	289,000	276,930
International Game Technology PLC
4.13%, 04/15/2026 (B)	227,000	224,023
6.25%, 01/15/2027 (B)	214,000	225,438
6.50%, 02/15/2025 (B)	328,000	345,838
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (B)	643,000	620,495
MGM Resorts International
4.75%, 10/15/2028 (A)	633,000	612,636
5.50%, 04/15/2027	321,000	324,210
5.75%, 06/15/2025	613,000	628,337
6.75%, 05/01/2025	156,000	161,460
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (B)	1,303,000	1,247,160
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	170,000	158,100
5.38%, 07/15/2027 (B)	320,000	307,450
5.50%, 04/01/2028 (A) (B)	276,000	263,114
9.13%, 06/15/2023 (B)	107,000	111,414
10.88%, 06/01/2023 (B)	191,000	203,239
11.50%, 06/01/2025 (B)	124,000	136,259
Scientific Games International, Inc.
5.00%, 10/15/2025 (B) (I)	703,000	720,575
7.00%, 05/15/2028 (B) (I)	719,000	745,236
8.25%, 03/15/2026 (B) (I)	313,000	325,911
Station Casinos LLC
4.50%, 02/15/2028 (B)	640,000	609,408
Travel & Leisure Co.
4.50%, 12/01/2029 (B)	392,000	363,510
5.65%, 04/01/2024	823,000	853,068
6.00%, 04/01/2027	597,000	614,910
6.60%, 10/01/2025	8,000	8,497
Viking Cruises Ltd.
5.88%, 09/15/2027 (B)	803,000	731,870
6.25%, 05/15/2025 (B)	787,000	736,829

		16,853,146

Household Durables - 1.2%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (A)	396,000	382,635
6.75%, 03/15/2025	517,000	519,585
7.25%, 10/15/2029	588,000	591,146
Century Communities, Inc.
6.75%, 06/01/2027	25,000	25,940
KB Home
7.63%, 05/15/2023	844,000	868,265
Meritage Homes Corp.
5.13%, 06/06/2027	289,000	294,780
6.00%, 06/01/2025	135,000	142,085

		2,824,436

Transamerica Series Trust	Page 4

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.5%
Central Garden & Pet Co.
4.13%, 04/30/2031 (B)	$ 466,000	$ 419,400
Energizer Holdings, Inc.
6.50%, 12/31/2027 (B)	148,000	146,520
Spectrum Brands, Inc.
3.88%, 03/15/2031 (B)	529,000	466,684

		1,032,604

Independent Power & Renewable Electricity Producers - 1.4%
Calpine Corp.
3.75%, 03/01/2031 (B)	585,000	523,683
4.50%, 02/15/2028 (B)	1,203,000	1,173,502
5.00%, 02/01/2031 (B)	140,000	127,400
5.13%, 03/15/2028 (B)	472,000	449,618
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	314,000	293,620
4.75%, 03/15/2028 (B)	573,000	573,000

		3,140,823

Insurance - 1.7%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (B)	620,000	584,350
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.63% (D), 02/12/2067 (B)	907,000	800,885
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.83% (D), 05/17/2066	1,669,000	1,377,426
Ohio National Financial Services, Inc. 5.80%, 01/24/2030 (B)	961,000	991,399

		3,754,060

IT Services - 1.1%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (B)	728,000	686,140
Gartner, Inc.
3.63%, 06/15/2029 (B)	101,000	94,688
3.75%, 10/01/2030 (B)	211,000	197,549
4.50%, 07/01/2028 (B)	698,000	697,853
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (B)	898,000	804,473

		2,480,703

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	284,000	299,620
6.20%, 10/01/2040	50,000	57,516

		357,136

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (B)	128,000	120,800
4.00%, 03/15/2031 (B)	128,000	120,160

		240,960

Machinery - 1.7%
Allison Transmission, Inc. 3.75%, 01/30/2031 (B)	473,000	430,690

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Madison IAQ LLC
4.13%, 06/30/2028 (B)	$ 367,000	$ 338,557
5.88%, 06/30/2029 (B)	110,000	97,625
Meritor, Inc.
4.50%, 12/15/2028 (A) (B)	82,000	82,107
6.25%, 06/01/2025 (B)	154,000	159,005
Redwood Star Merger Sub, Inc.
8.75%, 04/01/2030 (B) (F)	781,000	747,807
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (B)	1,137,000	1,121,378
Vertiv Group Corp.
4.13%, 11/15/2028 (B)	492,000	449,007
Wabash National Corp.
4.50%, 10/15/2028 (B)	540,000	486,000

		3,912,176

Media - 11.1%
Arches Buyer, Inc.
4.25%, 06/01/2028 (B)	577,000	538,260
6.13%, 12/01/2028 (B)	372,000	343,858
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	671,000	591,497
4.50%, 08/15/2030 - 06/01/2033 (B)	934,000	850,905
4.50%, 05/01/2032	298,000	273,028
4.75%, 03/01/2030 - 02/01/2032 (B)	1,607,000	1,524,979
5.00%, 02/01/2028 (B)	773,000	764,883
5.38%, 06/01/2029 (B)	290,000	290,000
5.50%, 05/01/2026 (B)	698,000	708,672
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (B)	584,000	577,687
7.50%, 06/01/2029 (B)	220,000	220,154
7.75%, 04/15/2028 (B)	563,000	565,815
CSC Holdings LLC
4.13%, 12/01/2030 (B)	248,000	217,463
4.50%, 11/15/2031 (B)	462,000	413,490
4.63%, 12/01/2030 (B)	1,957,000	1,636,620
5.38%, 02/01/2028 (A) (B)	400,000	388,224
6.50%, 02/01/2029 (B)	460,000	465,293
7.50%, 04/01/2028 (B)	250,000	245,625
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (B)	974,000	377,425
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (B)	1,153,000	1,134,898
DISH DBS Corp.
5.00%, 03/15/2023	407,000	408,107
5.25%, 12/01/2026 (B)	444,000	422,666
5.75%, 12/01/2028 (B)	455,000	430,544
5.88%, 07/15/2022	219,000	220,091
7.38%, 07/01/2028 (A)	360,000	341,100
7.75%, 07/01/2026	409,000	405,669
Gray Escrow II, Inc.
5.38%, 11/15/2031 (B)	558,000	533,568
Gray Television, Inc.
4.75%, 10/15/2030 (B)	969,000	902,401
7.00%, 05/15/2027 (B)	857,000	893,080
iHeartCommunications, Inc.
8.38%, 05/01/2027	1,147,386	1,187,544
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	430,000	410,519
6.75%, 10/15/2027 (B)	616,000	632,817
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (B)	319,000	284,443
5.50%, 03/01/2030 (B)	635,000	549,567

Transamerica Series Trust	Page 5

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (B)	$ 211,000	$ 199,495
4.13%, 07/01/2030 (B)	474,000	444,531
5.00%, 08/01/2027 (B)	31,000	31,000
5.50%, 07/01/2029 (B)	357,000	361,752
TEGNA, Inc.
4.63%, 03/15/2028	370,000	368,046
4.75%, 03/15/2026 (B)	211,000	210,542
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	541,000	566,697
9.50%, 05/01/2025 (B)	106,000	111,300
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	1,044,000	986,883
UPC Holding BV
5.50%, 01/15/2028 (B) (I)	374,000	369,411
Virgin Media Finance PLC
5.00%, 07/15/2030 (B)	447,000	422,189
VZ Secured Financing BV
5.00%, 01/15/2032 (B)	991,000	926,585
Ziggo Bond Co. BV
6.00%, 01/15/2027 (B)	500,000	503,125

		25,252,448

Metals & Mining - 3.9%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (B)	387,000	406,350
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (B)	455,000	477,750
Constellium SE
5.63%, 06/15/2028 (B)	1,025,000	1,029,315
5.88%, 02/15/2026 (B)	1,656,000	1,656,000
First Quantum Minerals Ltd.
7.25%, 04/01/2023 (B) (I)	427,000	427,009
7.50%, 04/01/2025 (B)	234,000	237,510
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	317,000	316,673
4.25%, 03/01/2030	341,000	343,274
4.38%, 08/01/2028	443,000	444,497
4.55%, 11/14/2024	281,000	289,632
4.63%, 08/01/2030 (A)	443,000	452,967
5.45%, 03/15/2043	437,000	489,484
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	705,000	728,794
New Gold, Inc.
6.38%, 05/15/2025 (B)	144,000	143,640
7.50%, 07/15/2027 (B)	906,000	939,975
Novelis Corp.
3.25%, 11/15/2026 (B)	70,000	66,870
3.88%, 08/15/2031 (B)	71,000	64,941
4.75%, 01/30/2030 (B)	463,000	449,511

		8,964,192

Oil, Gas & Consumable Fuels - 11.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	603,000	602,385
7.88%, 05/15/2026 (B)	539,000	583,263
Antero Resources Corp.
8.38%, 07/15/2026 (B)	82,000	90,329
Callon Petroleum Co.
6.13%, 10/01/2024	597,000	594,015
6.38%, 07/01/2026	180,000	178,988
8.00%, 08/01/2028 (A) (B)	329,000	346,822
8.25%, 07/15/2025	839,000	847,390
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	170,000	179,586

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP
4.00%, 03/01/2031	$ 600,000	$ 581,634
Cheniere Energy, Inc.
4.63%, 10/15/2028	309,000	311,321
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	305,000	302,340
7.50%, 04/30/2026	117,288	116,702
Comstock Resources, Inc.
5.88%, 01/15/2030 (B)	463,000	456,194
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 8.00%, 04/01/2029 (B)	999,000	1,066,313
CrownRock LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	17,000	17,000
5.63%, 10/15/2025 (B)	1,568,000	1,598,160
DCP Midstream LP
Fixed until 12/15/2022 (C), 7.38% (D)	486,000	466,560
DCP Midstream Operating LP
5.38%, 07/15/2025	591,000	612,690
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	368,000	352,840
4.38%, 06/15/2031 (B)	92,000	88,090
eG Global Finance PLC
6.75%, 02/07/2025 (B)	701,000	699,247
8.50%, 10/30/2025 (B)	268,000	274,365
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	160,000	162,164
6.50%, 07/01/2027 (B)	314,000	327,986
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	31,000	29,252
5.13%, 06/15/2028 (B)	626,000	627,565
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (B)	675,000	691,875
Kinder Morgan, Inc.
7.75%, 01/15/2032	245,000	315,874
8.05%, 10/15/2030	134,000	166,994
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (B)	115,000	105,513
10.50%, 05/15/2027 (B)	441,000	432,303
NuStar Logistics LP
5.63%, 04/28/2027	451,000	441,247
5.75%, 10/01/2025	115,000	117,156
6.00%, 06/01/2026	100,000	102,014
Oasis Petroleum, Inc.
6.38%, 06/01/2026 (B)	473,000	486,007
Occidental Petroleum Corp.
5.88%, 09/01/2025	455,000	483,299
6.13%, 01/01/2031	79,000	88,974
6.20%, 03/15/2040	359,000	398,490
6.45%, 09/15/2036	1,194,000	1,406,992
6.60%, 03/15/2046	193,000	226,775
6.63%, 09/01/2030	432,000	495,720
7.15%, 05/15/2028	433,000	484,960
Ovintiv, Inc.
7.38%, 11/01/2031	276,000	338,356
Parkland Corp.
4.50%, 10/01/2029 (B)	217,000	201,190
4.63%, 05/01/2030 (B)	77,000	71,610
5.88%, 07/15/2027 (B)	531,000	529,672
PDC Energy, Inc.
6.13%, 09/15/2024	635,000	642,772
SM Energy Co.
5.63%, 06/01/2025	169,000	168,789
6.50%, 07/15/2028	56,000	57,960
6.63%, 01/15/2027 (A)	832,000	852,933
6.75%, 09/15/2026 (A)	222,000	227,550

Transamerica Series Trust	Page 6

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.
4.75%, 02/01/2032	$ 225,000	$ 224,719
5.38%, 03/15/2030	277,000	281,490
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	343,000	280,413
8.50%, 10/15/2026 (B)	242,000	232,066
Summit Midstream Partners LP
Fixed until 12/15/2022 (C), 9.50% (D)	672,000	537,876
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	250,000	240,222
4.88%, 02/01/2031	938,000	947,380
5.00%, 01/15/2028	450,000	456,064
5.50%, 03/01/2030	378,000	394,069
6.50%, 07/15/2027	255,000	268,293
Western Midstream Operating LP
5.30%, 03/01/2048	417,000	412,830
5.45%, 04/01/2044	251,000	254,765

		25,578,413

Paper & Forest Products - 0.6%
Domtar Corp.
6.75%, 10/01/2028 (B)	517,000	518,090
Glatfelter Corp.
4.75%, 11/15/2029 (B)	912,000	772,920

		1,291,010

Personal Products - 0.4%
Coty, Inc.
5.00%, 04/15/2026 (B)	572,000	557,025
6.50%, 04/15/2026 (A) (B)	436,000	436,000

		993,025

Pharmaceuticals - 2.1%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A) (B)	532,000	531,612
9.25%, 04/01/2026 (B)	336,000	344,670
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (B)	574,000	455,039
5.25%, 01/30/2030 - 02/15/2031 (B)	619,000	485,775
5.50%, 11/01/2025 (B)	278,000	277,374
7.00%, 01/15/2028 (B)	161,000	144,140
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028 (A) (B)	567,000	320,355
9.50%, 07/31/2027 (A) (B)	322,000	282,555
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.
6.13%, 04/01/2029 (B)	458,000	417,925
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	485,000	463,002
5.13%, 04/30/2031 (B)	245,000	237,221
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (B)	938,000	875,295

		4,834,963

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	502,000	524,590

Road & Rail - 1.2%
Hertz Corp.
4.63%, 12/01/2026 (B)	69,000	64,689
5.00%, 12/01/2029 (B)	194,000	175,950

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	$ 871,000	$ 818,078
6.25%, 01/15/2028 (B)	59,000	61,003
7.50%, 09/15/2027 (B)	1,134,000	1,209,139
8.00%, 11/01/2026 (B)	426,000	452,710

		2,781,569

Software - 1.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (A)	663,000	608,979
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (B)	813,000	746,993
NCR Corp.
5.00%, 10/01/2028 (B)	203,000	194,372
5.13%, 04/15/2029 (B)	499,000	480,185
5.25%, 10/01/2030 (B)	481,000	453,342
5.75%, 09/01/2027 (B)	312,000	312,000
6.13%, 09/01/2029 (B)	348,000	349,185

		3,145,056

Specialty Retail - 1.2%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (B)	214,000	225,032
6.75%, 07/01/2036	497,000	508,232
6.88%, 11/01/2035	325,000	336,212
7.50%, 06/15/2029	226,000	244,802
9.38%, 07/01/2025 (B)	56,000	63,840
Gap, Inc.
3.63%, 10/01/2029 (B)	121,000	107,322
3.88%, 10/01/2031 (B)	121,000	105,403
Sally Holdings LLC / Sally Capital, Inc.
8.75%, 04/30/2025 (B)	442,000	461,890
Staples, Inc.
7.50%, 04/15/2026 (B)	787,000	764,260

		2,816,993

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp.
4.75%, 02/15/2026	452,000	459,078

Trading Companies & Distributors - 1.2%
Boise Cascade Co.
4.88%, 07/01/2030 (B)	801,000	777,811
Herc Holdings, Inc.
5.50%, 07/15/2027 (B)	919,000	931,866
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	368,337
4.00%, 07/15/2030	557,000	532,676
5.50%, 05/15/2027	155,000	160,317

		2,771,007

Wireless Telecommunication Services - 2.0%
Altice France SA
5.50%, 10/15/2029 (B)	596,000	534,779
Sprint Corp.
7.13%, 06/15/2024	1,292,000	1,385,735
7.63%, 03/01/2026	409,000	461,683
T-Mobile USA, Inc.
2.25%, 02/15/2026	130,000	122,829
2.63%, 02/15/2029	135,000	123,218
2.88%, 02/15/2031	134,000	120,725
3.38%, 04/15/2029 (B)	455,000	433,674

Transamerica Series Trust	Page 7

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (B)	$ 585,000	$ 535,053
4.75%, 07/15/2031 (B)	779,000	734,207

		4,451,903

Total Corporate Debt Securities (Cost $226,714,639)		220,807,678

LOAN ASSIGNMENTS - 0.4%
Communications Equipment - 0.3%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.65% (D), 12/15/2027	648,571	642,625

Media - 0.1%
Clear Channel Outdoor Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 3.80% (D), 08/21/2026	375,375	368,665

Total Loan Assignments (Cost $1,019,445)		1,011,290

	Shares	Value
COMMON STOCKS - 0.9%
Building Products - 0.9%
AMH New Finance, Inc. (H) (J) (K)	289,929	2,049,801

Diversified Telecommunication Services - 0.0% (L)
Intelsat Jackson Holdings SA (J)	308	62
Intelsat SA (J)	2,946	95,745

		95,807

Electric Utilities - 0.0% (L)
Homer City Generation LLC (H) (I) (J) (K)	39,132	391

Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (G) (H) (J) (K)	123	0

Total Common Stocks (Cost $3,947,274)		2,145,999

RIGHT - 0.0% (L)
Diversified Telecommunication Services - 0.0% (L)
Intelsat Jackson Holdings SA, (J)
Exercise Price $0.10, Expiration Date 12/05/2025	308	31

Total Right (Cost $0)		31

WARRANT - 0.0%
Air Freight & Logistics - 0.0%
Avation PLC, (A) (G) (H) (J) (K)
Exercise Price $0.00, Expiration Date 10/31/2026	5,250	0

Total Warrant (Cost $0)		0

	Shares	Value
OTHER INVESTMENT COMPANY - 5.8%
Securities Lending Collateral - 5.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (M)	13,077,688	$ 13,077,688

Total Other Investment Company (Cost $13,077,688)		13,077,688

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.00% (M), dated 03/31/2022, to be repurchased at $1,768,511 on 04/01/2022. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2025, and with a value of $1,803,883.	$ 1,768,511	1,768,511

Total Repurchase Agreement (Cost $1,768,511)		1,768,511

Total Investments (Cost $246,527,557)		238,811,197
Net Other Assets (Liabilities) - (5.1)%		(11,609,075)

Net Assets - 100.0%		$ 227,202,122

Transamerica Series Trust	Page 8

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$220,807,678	$0	$220,807,678
Loan Assignments	—	1,011,290	—	1,011,290
Common Stocks	—	95,807	2,050,192	2,145,999
Right	—	31	—	31
Warrant	—	—	0	0
Other Investment Company	13,077,688	—	—	13,077,688
Repurchase Agreement	—	1,768,511	—	1,768,511

Total Investments	$13,077,688	$223,683,317	$2,050,192	$238,811,197

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,060,712, collateralized by cash collateral of $13,077,688 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $247,073. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $156,622,102, representing 68.9% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Securities deemed worthless.
(H)	Securities are Level 3 of the fair value hierarchy.
(I)	Restricted securities. At March 31, 2022, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 3.88%, 02/15/2029	11/17/2020	$319,000	$313,418	0.1%
Corporate Debt Securities	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.63%, 06/15/2025	06/02/2020	167,000	168,253	0.1
Corporate Debt Securities	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027	01/22/2019	480,000	507,000	0.2
Corporate Debt Securities	Scientific Games International, Inc. 5.00%, 10/15/2025	10/02/2017 - 01/31/2018	703,000	720,575	0.3
Corporate Debt Securities	Scientific Games International, Inc. 7.00%, 05/15/2028	11/12/2019 - 08/23/2021	745,061	745,236	0.3
Corporate Debt Securities	Scientific Games International, Inc. 8.25%, 03/15/2026	11/13/2019 - 12/11/2019	334,747	325,911	0.2
Corporate Debt Securities	UPC Holding BV 5.50%, 01/15/2028	03/11/2021	384,285	369,411	0.2
Corporate Debt Securities	First Quantum Minerals Ltd. 7.25%, 04/01/2023	09/07/2018 - 05/06/2021	435,505	427,009	0.2
Common Stocks	Homer City Generation LLC	01/10/2011 - 04/01/2013	2,125,325	391	0.0	(L)

Total			$5,693,923	$3,577,204	1.6%

(J)	Non-income producing securities.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2022, the total value of securities is $2,050,192, representing 0.9% of the Portfolio’s net assets.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Rates disclosed reflect the yields at March 31, 2022.
(N)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.

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Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

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Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

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Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

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